Business segment information - Adjustment items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business segment information
Operating income	$ (6,315)	$ 16,257	$ 16,017
NET INCOME - GROUP SHARE	(7,242)	11,267	11,446
Adjustments
Business segment information
Operating income	(11,434)	(1,124)	(2,824)
NET INCOME - GROUP SHARE	(11,301)	(561)	(2,113)
Adjustments - Inventory valuation effect
Business segment information
Operating income	(1,440)	446	(595)
NET INCOME - GROUP SHARE	(1,280)	346	(420)
Adjustments - Effect of changes in fair value
Business segment information
Operating income	20	(19)	48
NET INCOME - GROUP SHARE	23	(15)	38
Adjustments - Restructuring charges
Business segment information
Operating income	(104)	(4)	(70)
NET INCOME - GROUP SHARE	(364)	(58)	(138)
Adjustments - Asset impairment charges
Business segment information
Operating income	(8,952)	(920)	(1,774)
NET INCOME - GROUP SHARE	(8,465)	(465)	(1,595)
Adjustments - Gains (losses) on disposals of assets
Business segment information
NET INCOME - GROUP SHARE	104		(16)
Adjustments - Other items
Business segment information
Operating income	(958)	(627)	(433)
NET INCOME - GROUP SHARE	(1,319)	(369)	18
Exploration & Production
Business segment information
Operating income	(5,514)	10,542	12,502
Exploration & Production | Adjustments
Business segment information
Operating income	(7,830)	(866)	(906)
NET INCOME - GROUP SHARE	(7,357)	(940)	(507)
Exploration & Production | Adjustments - Restructuring charges
Business segment information
Operating income	(35)		(67)
NET INCOME - GROUP SHARE	(29)	(5)	(94)
Exploration & Production | Adjustments - Asset impairment charges
Business segment information
Operating income	(7,693)	(721)	(707)
NET INCOME - GROUP SHARE	(7,328)	(530)	(651)
Exploration & Production | Adjustments - Gains (losses) on disposals of assets
Business segment information
NET INCOME - GROUP SHARE			(14)
Exploration & Production | Adjustments - Other items
Business segment information
Operating income	(102)	(145)	(132)
NET INCOME - GROUP SHARE		(405)	252
Integrated Gas, Renewables and Power
Business segment information
Operating income	(527)	1,184	(72)
Integrated Gas, Renewables and Power | Adjustments
Business segment information
Operating income	(1,356)	(460)	(1,246)
NET INCOME - GROUP SHARE	(1,415)	481	(982)
Integrated Gas, Renewables and Power | Adjustments - Effect of changes in fair value
Business segment information
Operating income	20	(19)	48
NET INCOME - GROUP SHARE	23	(15)	38
Integrated Gas, Renewables and Power | Adjustments - Restructuring charges
Business segment information
Operating income	(39)	(4)
NET INCOME - GROUP SHARE	(43)	(31)	(10)
Integrated Gas, Renewables and Power | Adjustments - Asset impairment charges
Business segment information
Operating income	(953)	(156)	(1,065)
NET INCOME - GROUP SHARE	(829)	105	(896)
Integrated Gas, Renewables and Power | Adjustments - Gains (losses) on disposals of assets
Business segment information
NET INCOME - GROUP SHARE			(2)
Integrated Gas, Renewables and Power | Adjustments - Other items
Business segment information
Operating income	(384)	(281)	(229)
NET INCOME - GROUP SHARE	(566)	422	(112)
Refining & Chemicals
Business segment information
Operating income	(814)	3,342	2,513
Refining & Chemicals | Adjustments
Business segment information
Operating income	(1,858)	356	(618)
NET INCOME - GROUP SHARE	(2,181)	189	(530)
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Operating income	(1,244)	477	(589)
NET INCOME - GROUP SHARE	(1,160)	369	(414)
Refining & Chemicals | Adjustments - Restructuring charges
Business segment information
Operating income	(30)		(3)
NET INCOME - GROUP SHARE	(292)	(22)	(34)
Refining & Chemicals | Adjustments - Asset impairment charges
Business segment information
Operating income	(306)	(41)	(2)
NET INCOME - GROUP SHARE	(306)	(39)	(48)
Refining & Chemicals | Adjustments - Other items
Business segment information
Operating income	(278)	(80)	(24)
NET INCOME - GROUP SHARE	(423)	(119)	(34)
Marketing & Services
Business segment information
Operating income	1,441	2,052	1,841
Marketing & Services | Adjustments
Business segment information
Operating income	(330)	(42)	(45)
NET INCOME - GROUP SHARE	(228)	(106)	(53)
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Operating income	(196)	(31)	(6)
NET INCOME - GROUP SHARE	(120)	(23)	(6)
Marketing & Services | Adjustments - Asset impairment charges
Business segment information
Operating income		(2)
NET INCOME - GROUP SHARE	(2)	(1)
Marketing & Services | Adjustments - Other items
Business segment information
Operating income	(134)	(9)	(39)
NET INCOME - GROUP SHARE	(106)	(82)	(47)
Corporate
Business segment information
Operating income	(901)	(863)	(767)
Corporate | Adjustments
Business segment information
Operating income	(60)	(112)	(9)
NET INCOME - GROUP SHARE	(120)	(185)	(41)
Corporate | Adjustments - Gains (losses) on disposals of assets
Business segment information
NET INCOME - GROUP SHARE	104
Corporate | Adjustments - Other items
Business segment information
Operating income	(60)	(112)	(9)
NET INCOME - GROUP SHARE	$ (224)	$ (185)	$ (41)